Stockholders' equity - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Oct. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Number of shares of common stock authorized		18,000,000,000	3,600,000,000	3,600,000,000
Number of shares of treasury stock		124,806,850	39,783,003	26,584,221
Percentage of cash dividends from retained earnings appropriated as a capital reserve or a legal reserve		10.00%	10.00%	10.00%
Percentage of ordinary shares used to obtain aggregated amount of capital reserve and legal reserve		25.00%	25.00%	25.00%
Minimum threshold percentage of additional paid in capital or proceeds from issuance of shares incorporated in common stock specified by The Companies Act of Japan		50.00%	50.00%	50.00%
Shareholders stock split	five-for-one
Tranche One [Member]
Statements [Line Items]
Number of shares repurchased			798,000	8,545,600
Stock repurchase amount			¥ 10,000	¥ 89,118
Tranche Two [Member]
Statements [Line Items]
Number of shares repurchased		572,400	14,869,300
Stock repurchase amount		¥ 7,468	¥ 192,532
Tranche Three [Member]
Statements [Line Items]
Number of shares repurchased		93,287,300
Stock repurchase amount		¥ 250,000
Tranche Four [Member]
Statements [Line Items]
Number of shares repurchased		7,715,800
Stock repurchase amount		¥ 27,930